SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 19, 2018	Oct. 22, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2018	Oct. 12, 2018	Jan. 31, 2018	Jan. 01, 2018
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred				$ 160,508	$ 159,918	$ 159,236
Interest expenses capitalized				0	0	0
Impairment losses recognized on property and equipment				$ 0	19,645	0
Land use rights, estimated useful life				40 years
Maximum deposits recognizing period				1 year
Advance deposits				$ 4,380					$ 4,409
Increase (decrease) in advance deposits				(29)
Advertising and promotional costs				$ 28,009	23,854	20,989
Percentage of tax benefit greater than likelihood				50.00%
Increase to accumulated losses upon adoption of New Revenue Standard										$ 3,332
Adjustments for New Accounting Pronouncement [Member]
Schedule Of Significant Accounting Policies [Line Items]
Changes in restricted cash					$ 67	266,633
Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued					18,127.94
Ordinary shares, par value					$ 1
Class A Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				241,818,016	181,279,400
Ordinary shares, par value				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Exchange of Class A ordinary shares to Class B ordinary shares				72,511,760
Ordinary shares	17,250,000	115,800,376	17,250,000
Class A Ordinary Shares [Member] | Management and Shared Services Arrangements [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				181,279,400
Ordinary shares, par value				$ 0.0001
Class A Ordinary Shares [Member] | IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, par value		$ 0.0001
Ordinary shares		115,000,000		115,000,000
Class B Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				72,511,760	0
Ordinary shares, par value				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Exchange of Class A ordinary shares to Class B ordinary shares				72,511,760
Additional Information Of Parent Company [Member]
Schedule Of Significant Accounting Policies [Line Items]
Changes in restricted cash					$ 64	$ 2,082
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets				2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets				10 years